August 30, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Division of Investment Management

RE: FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund, each of Funds For Institutions Series
Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A
(Securities Act File No. 33-14190, Investment Company Act File No. 811-05149)

Ladies and Gentlemen:

             Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (the “Funds”) of Funds For Institutions Series (the “Registrant”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on August 25, 2011.

Sincerely, Funds For Institutions Series /s/ Ira Shapiro Ira Shapiro Secretary